RESEARCH AND DEVELOPMENT (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
RESEARCH AND DEVELOPMENT (Tables)
Future minimum payments
Fiscal Year Ending March 31:

2014 (remainder of the year)	$15,000

2015	30,000

2016	30,000

$75,000

Fiscal Year Ending March 31:

2014	$30,000

2015	30,000

2016	30,000

$90,000